PHC Certificates Narrative Tagging (Details)	1 Months Ended	12 Months Ended
	Jul. 31, 2012 USD ($) Integer	Dec. 31, 2015 USD ($) Integer	Dec. 31, 2014 USD ($)	Apr. 30, 2014 USD ($)
Schedule of Available-for-sale Securities [Line Items]
Number of Available for Sale Securities, Public Housing Authorities | Integer		2
TOB Financing		$ 23,400,000		$ 873,000
Available-for-sale Securities, Gross Unrealized Losses		$ 43,063	$ 19,582
Adverse change rate		10.00%
Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		4.20%
Effective rate - minimum [Member] | 10% adverse [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		4.60%
Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		12.10%
Effective rate - maximum [Member] | 10% adverse [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		13.30%
LIFERS [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-Sale Securities, Ownership Percentage	100.00%
Public housing capital fund trusts [Member]
Schedule of Available-for-sale Securities [Line Items]
Available for Sale Securities, not Including Premiums	$ 65,300,000	$ 58,344,872	$ 59,308,398
Number of Available for Sale Securities, Public Housing Authorities | Integer	3
Debt, Weighted Average Interest Rate		5.20%
Adverse change rate		10.00%
Public housing capital fund trusts [Member] | 10% adverse [Member]
Schedule of Available-for-sale Securities [Line Items]
Available-for-sale Securities, Gross Unrealized Losses		$ 2,000,000
Public housing capital fund trusts [Member] | Effective rate - minimum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		3.90%
Public housing capital fund trusts [Member] | Effective rate - minimum [Member] | 10% adverse [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		4.30%
Public housing capital fund trusts [Member] | Effective rate - maximum [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		5.70%
Public housing capital fund trusts [Member] | Effective rate - maximum [Member] | 10% adverse [Member]
Schedule of Available-for-sale Securities [Line Items]
Effective rate		6.20%
Public housing capital fund trusts [Member] | LIFERS [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing	$ 16,000,000
Public housing capital fund trusts [Member] | SPEARS [Member]
Schedule of Available-for-sale Securities [Line Items]
TOB Financing	$ 49,000,000